DEBT - Notes Payable to Affiliates and Related Perties (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018	Jul. 31, 2017	Jun. 21, 2016
Debt Instrument [Line Items]
Principal Amount			$ 4,693,675,000		$ 5,733,013,000
Affiliates
Debt Instrument [Line Items]
Interest payable				$ 102,557,000
Affiliates | Notes payable
Debt Instrument [Line Items]
Principal Amount							$ 1,750,000,000
Cablevision Systems Corp. | Affiliates | Notes payable
Debt Instrument [Line Items]
Principal Amount							1,750,000,000
Interest payable							529,000
Debt premium							513,723,000
Interest expense		$ 47,588,000	90,405,000	$ 102,557,000
10.875% Notes due October 15, 2025
Debt Instrument [Line Items]
Stated interest rate						10.875%
Notes Payable at 10.75% | Cablevision Systems Corp. | Affiliates | Notes payable
Debt Instrument [Line Items]
Principal Amount							$ 875,000,000
Stated interest rate							10.75%
Notes Payable at 11% | Cablevision Systems Corp. | Affiliates | Notes payable
Debt Instrument [Line Items]
Principal Amount							$ 875,000,000
Stated interest rate							11.00%
Organizational Transactions Prior to IPO
Debt Instrument [Line Items]
Credit to APIC upon conversion of debt	$ 2,264,252,000		$ 2,264,252,000